CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Six months ended June 30, 2024
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services *)	Total

Revenues	$97,378	$24,619	$30,712	$152,709

Operating income (loss)	8,459	(1,906)	1,629	8,182
Financial income, net				779
Income before taxes on income				8,961
Taxes on income				(2,695)
Net income				6,266

Depreciation and amortization Expenses	$4,817	$1,419	$1,097	$7,333

	Six months ended June 30, 2023
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services *)	Total

Revenues	$74,273	$25,619	$26,659	$126,551

Operating income (loss)	11,206	(1,457)	2,713	12,462
Financial expenses, net				(735)
Income before taxes on income				11,727
Taxes on income				(1,822)
Net income				9,905

Depreciation and amortization Expenses	$2,706	$1,622	$1,894	$6,222

*)
During the six months ended June 30, 2024 and June 30, 2023, the Company recognized revenues from construction performance obligations in the amount of $11,059 and $5,558, respectively, which are presented under Network Infrastructure and Services operating segment.

Schedule of Revenue by Geographic Area
	Six months ended
	June 30,
	2024	2023

United States	$61,672	$55,582
Peru	30,740	26,766
Israel	8,000	1,793
Others	52,297	42,410

	$152,709	$126,551

Schedule of Revenue from Major Customers
	Six months ended June 30,
	2024	2023

Customer A – Network Infrastructure and Services	17%	15%
Customer B – Satellite Networks	13%	* )
Customer C – Satellite Networks	* )	20%
*) Less than 10%